Note 18 - Fair Value Measurements (Detail) - Reconciliation and Income Statement Classification of Gains and Losses (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 727,240
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	444,646	168,342	315,039
Disposals – amortization based on loan payments and payoffs	(257,057)	(240,662)	(332,851)
Changes in fair value	15,931	(314,566)	(141,587)
Balance at end of year	930,760	727,240
Fair Value, Inputs, Level 3 [Member]
Balance at beginning of year	727,240	1,114,126	1,273,525
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	444,646	168,342	315,039
Disposals – amortization based on loan payments and payoffs	(257,057)	(240,662)	(332,851)
Changes in fair value	15,931	(314,566)	(141,587)
Balance at end of year	$ 930,760	$ 727,240	$ 1,114,126